DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

For the years ended December 31, 2020, 2019 and 2018

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description — Giddy Inc. d/b/a Boxed (the “Company”) is a leading e-commerce wholesale club serving consumers and businesses in the continental United States offering consumer product goods in bulk sizes. The Company generates net revenue through direct retail sales of third-party and private- labeled goods, which includes all sales generated primarily through the Company’s website, mobile- optimized website, and mobile applications (“platforms”).

In March 2020, the outbreak of the novel coronavirus (“COVID-19”) was declared a pandemic and resulted in a global slowdown of economic activity. The resulting disruptions have affected our business, as well as those of our customers, suppliers, and third-party service providers. The impact of the pandemic on our business and actions taken in response to it have had varying effects on our 2020 operations. Higher net sales reflected increased demand for our household products as more people stayed at home. This was partially offset, however, by decreased demand for discretionary consumer products, delayed procurement, and supply chain disruptions as well as a meaningful decline in our business-to-business customer base, which consists of SMBs and enterprises, many of whom moved to remote work environments. Demand for our products and consumer purchasing behavior will evolve as the economy recovers and virus transmission reduces. The Company has considered this impact when developing its estimates and assumptions. Actual results and outcomes may differ from management’s estimates and assumptions.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide certain relief in response to the COVID-19 pandemic. The CARES Act includes numerous tax provisions and other stimulus measures (see Note 6, Income Taxes, for additional information). Among the various provisions in the CARES Act, the Company is utilizing the payroll tax deferrals. The Company did not receive any loans under the CARES Act.

Principles of Consolidation — The accompanying consolidated financial statements of Giddy Inc. include its wholly owned subsidiary, Jubilant LLC. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation — The consolidated financial statements presented herein are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), as of December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019, and 2018.

Going Concern, Liquidity and Management’s Plan — As an emerging growth enterprise, the Company’s strategy is to fund growth primarily through the investment of capital at the expense of short-term profitability. As a result, the Company relies on private investors and lenders to fund its growth strategy until such time that the Company’s ongoing growth can be realized primarily through the sustained generation of positive cash flows from operations. As of December 31, 2020, the Company had total cash and cash equivalents of $30,043,046 and an accumulated deficit, which is attributed to the recurring losses the Company has incurred since inception as a result of its intended growth strategy. In this regard, the Company’s net loss and net cash used in operating activities amounted to $(34,436,576) and $(24,096,484), respectively, for the year ended December 31, 2020.

To date, the Company has raised a substantial amount of capital from outside investors and lenders through the issuance of preferred stock, term loans, and revolving credit facilities and expects this reliance to continue for the foreseeable future. However, as of December 31, 2020, the Company had no additional capital available for borrowing and no firm commitment from current or prospective investors to provide the Company additional capital to fund operations in the foreseeable future. While management believes the Company will be able to obtain additional capital, no assurance can be provided that such capital will be obtained or on terms that are acceptable to the Company. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern, which may require the Company to seek other strategic alternatives such as a further reduction in the Company’s current cost structure, or a recapitalization of the Company’s balance sheet and related debt and equity if management’s plans to alleviate these uncertainties are not successful. The accompanying consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Estimates — The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include, deferrals, the fair value of stock options, and the fair value of common and preferred warrants. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. After such review, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Segment Information — Accounting Standards Codification (ASC) 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. The Company operates as two reportable business segments which offer different products and services:

1)	Retail Business Unit — This segment engages in the sale of consumer products and goods in bulk sizes to consumers and business in the continental United States.
2)	Software & Services — This segment primarily relates to the Company’s research, development, marketing and production of the Company’s proprietary software for sale to third parties.

See Note 15 for Segment Reporting for the years ended December 31, 2020, 2019, and 2018, respectively.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Accounts Receivable, net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectable accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $1,021,506, $1,133,228, and $1,042,250 of credit card receivables at December 31, 2020, 2019, and 2018, respectively. The Company has recorded an allowance of $205,384, $176,653, and $141,282 as of December 31, 2020, 2019, and 2018, respectively, for doubtful accounts as follows:

For the Year Ended December 31, 2020
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$176,653	28,731	—	—	$205,384

For the Year Ended December 31, 2019
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$141,282	35,371	—	—	$176,653

For the Year Ended December 31, 2018
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$63,847	77,436	—	—	$141,282

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”) through December 31, 2020. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of December 31, 2020, one third party seller accounted for approximately 54.3% of the Company’s outstanding receivables.

Leases — The Company leases its office facilities and fulfillment centers under operating lease agreements. Rent expense under the Company’s operating leases typically provide for fixed, non-contingent rent escalations. Rent expense is recognized on a straight-line basis over the non-cancellable term of each underlying lease. The Company also receives landlord contributions related to certain lease agreements that are recognized as deferred rent on the consolidated balance sheet and treated as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date the Company becomes legally obligated for the rent payments or when it takes possession of the leased space, whichever is earlier.

In December 2016, the Company entered into a sale-leaseback transaction to sell the automated pick- and-pack equipment at the Company’s fulfillment center in Union, NJ it had purchased. See Note 2 for further details. On March 9, 2020, the Company entered into a repurchase agreement to reacquire the capital lease asset with the buyer and as of December 31, 2020, there was no remaining capital lease asset.

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3 – 7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease asset	7 years
Software development	4 years

Software Development Costs — The Company classifies software development costs as either internal use software or external use software. The Company accounts for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment — net within the consolidated balance sheet and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs, when material, are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight- line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of December 31, 2020 and 2019, respectively, there were no such events or circumstances that indicate a need for such evaluation.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the term loans are recorded as a direct deduction from the carrying amount of the debt and debt issuance costs associated with the Credit Agreement (as defined in Note 5). Debt issuance costs have historically been immaterial. Interest expense was $445,846, $301,155, and $693,117 in 2020, 2019, and 2018.

Equity — The Company’s equity structure consists of Common Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock.

The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. Refer to Note 9.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for fiscal year 2020, 2019 and 2018.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Employee stock-based compensation awards are recorded in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees to be recognized as expenses in the consolidated statements of operations based on their grant date fair values. The Company has granted stock options and restricted stock awards. Restricted stock awards are determined based on the fair market value of the common stock on the date of the grant.

The Company estimated the grant date fair value of each common stock option using the Black- Scholes option-pricing model. The fair value of restricted stock and restricted stock awards on the date of the grant was determined by the board. The use of the Black-Scholes option-pricing model required management to make the following assumptions:

Expected Volatility — The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock warrants, preferred stock warrants, and common stock options outstanding are considered to be potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities as the convertible preferred stock are considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss is attributed entirely to common stockholders. Since the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the combined balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition — In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not have an impact on the timing of revenue recognition in the Company’s financial statements. The Company elects to apply the practical expedient to exclude from this disclosure revenue related to performance obligations that are part of a contract whose original expected duration is less than one year.

(a) Retail Revenue — The Company’s Retail revenue is generated from the following revenue streams:

Merchandise Sales — The Company offers merchandise in the following core merchandise categories: grocery, snacks, beverages, and household and cleaning products. Revenue generated through the Company’s e-commerce platform is recognized when control of the goods ordered are transferred to the customer, which generally occurs upon delivery to the customer. Deferred revenue consists of payments received from customers for goods not yet shipped by the end of the period. As the shipments in-transit represent unsatisfied performance obligations, the revenue is deferred until delivery to the customer is complete.

Subscription Sales — The Company charges a membership fee to customers who sign up for the Company’s Boxed Up program. That fee allows customers to earn cash back on every purchase, access to exclusive discounts, and free shipping over a minimum order amount. The duration of the membership is generally 12 months. Because the Company has the obligation to provide access to its website for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $728,207, $308,406, and $212,028 on December 31, 2020, 2019 and 2018, respectively.

Outbound delivery fees — Outbound delivery fees are included in customer billing and are recorded as revenue as control of the product is transferred to customers upon delivery. Delivery charges to customers were $3,735,551, $1,798,394, and $1,196,850 for the years ended December 31, 2020, 2019, and 2018, respectively. Outbound Delivery Fees are included in net revenue in the consolidated statement of operations.

Marketing fees — The Company provides a mix of marketing services to merchants. The Company provides merchants access to its e-commerce platform where merchants display and sell their products to users. The Company also provides advertising services to help merchants promote their products within the Company’s platform. The Company recognizes revenue when a user’s order is processed, and the related order information has been made available to the merchant. Revenue from marketing fees charged to vendors and partners were $1,486,848, $1,393,871, and $1,208,887 for the years ended December 31, 2020, 2019, and 2018, respectively. Marketing Fees are included in net revenue in the consolidated statement of operations.

Returns and Refunds — The Company’s contracts with customers are generally sold with a right of return. Historically the returns have been immaterial and recognized in the period which the products are returned.

Sales Tax Collected — In the ordinary course of business, we collect sales tax on items purchased by our customers that are taxable in the jurisdictions when the purchases take place. These taxes are then remitted to the appropriate taxing authority. We exclude these taxes collected from net revenue in our financial statements.

(b)	Contract Liabilities

Deferred revenue is a contract liability primarily related to billings in advance of revenue recognition as described within the revenue streams above. The following table represents a rollforward of deferred revenue:

Contract liabilities
(deferred revenue)
December 31, 2018	$1,420,900
Increases due to invoicing prior to satisfaction of performance obligations	17,989,998
Performance obligations satisfied during the period	(17,092,485)
December 31, 2019	$2,318,412
Increases due to invoicing prior to satisfaction of performance obligations	23,710,133
Performance obligations satisfied during the period	(23,592,636)
December 31, 2020	$2,435,909

(c)	Revenue Disaggregation

The Company had total revenue of $187,173,834, $173,992,897, and $140,235,922 for the years ended December 31, 2020, 2019, and 2018, respectively. The Company manages and reports operating results through two reportable segments defined by our products and services: Retail and Software & Services. The Company’s Retail operations represent substantially all its consolidated total revenues.

The following table summarizes the Company’s percentage of net Retail revenue disaggregated by sales channel:

	Year Ended December 31,
	2020	2019	2018
Direct Sales(1)(3)	$176,836,569	$143,749,787	$116,120,832
Channel Sales(2)	10,337,265	30,243,110	24,115,090
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform
(2)	Channel Sales includes retail sales on other third-party platforms
(3)	Software & Services revenue is included within the Direct Sales channel and was not material for the year ended December 31, 2020.

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments on the convertible notes and liability-classified warrants.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the consolidated balance sheet. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the consolidated statements of operations when the related inventory is sold.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $25,275,183, $26,360,878, and $23,089,299 for the years ended December 31, 2020, 2019, and 2018, respectively and are included in cost of sales in the consolidated statements of operations.

Cost of Sales — Cost of goods sold consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances.

Selling, General and Administrative Expenses — Selling, general and administrative expenses consist primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations. In accordance with

ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expenses incurred were $2,485,573, $2,856,051, and $98,050 for the years ended 2020, 2019, and 2018, respectively.

Advertising — The Company expenses advertising as incurred. For the years ended December 31, 2020, 2019 and 2018, the Company expensed $4,912,269, $20,703,071, and $12,217,926, respectively for advertising and marketing activities and such amounts are included in advertising expense in the consolidated statements of operations. Included in prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2020, 2019, and 2018 are prepayments for future advertising expenses of approximately $9,192, $500,184, and $587,523, respectively.

Recently Adopted Accounting Pronouncements — In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides guidance for revenue recognition. The standard’s core principle is that a company should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure. ASU 2014-09 was effective for annual reporting periods beginning after December 15, 2017 for private companies. The FASB issued ASU 2015-14 in August 2015 which defers the effective date for annual reporting periods beginning after December 15, 2018 for private companies. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application in the preparation of its consolidated financial statements. The impact of adopting this pronouncement was not material.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which provides guidance for revenue recognition. This ASU is meant to clarify the guidance in ASU 2014-09, Revenue from Contracts with Customers, as it pertains to principal versus agent considerations. Specifically, the guidance addresses how entities should identify goods and services being provided to a customer, the unit of account for a principal versus agent assessment, how to evaluate whether a good or service is controlled before being transferred to a customer, and how to assess whether an entity controls services performed by another party. This ASU has the same effective date as the new revenue standard, which is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018 for private companies. The Company has adopted this standard effective January 1, 2019 in the preparation of its consolidated financial statements. The impact of adopting this pronouncement was not material.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for stock- based payments granted to nonemployees for goods and services. This guidance will better align the treatment of stock-based payments to nonemployees with the requirements for such stock-based payments granted to employees. The new standard is effective for fiscal years beginning after December 15, 2019 for private companies, including interim periods within such fiscal year. The company has adopted this standard effective January 1, 2020 in the preparation of its consolidated financial statements. The impact of adopting this pronouncement was not material.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the consolidated financial statements and disclosures.

Recently Announced Accounting Pronouncements — Changes to US GAAP are established by the FASB in the form of Accounting Standards Updates (“ASUs”) to the FASB’s ASC. Management considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the financial position or results of operations of the Company.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an “expected loss” model.

Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 35-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that does not include a license to internal-use software (a cloud computing arrangement) with one that does. The new standard is effective for fiscal years beginning after December 15, 2020 for private companies, and interim periods within fiscal years beginning after December 15, 2021. The Company does not believe the adoption of this ASU will have a material impact on its consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements but believes that there will be right of use assets and lease liabilities recognized on the Company’s consolidated balance sheet and an immaterial impact on the Company’s consolidated statement of operations.